Exhibit 99.1-6

Schedule 5

Data Integrity - Marketable Title Date

#	Loan ID	Marketable Title Date (Tape)	Marketable Title Date (Audit)	Variance	Comment
1	212980667	xx/yy/zzzz			No Documents Provided
2	212980695	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found
3	212980882	xx/yy/zzzz			No Documents Provided
4	212981025	xx/yy/zzzz			No Documents Provided
5	212981995	xx/yy/zzzz			No Documents Provided
6	212982078	xx/yy/zzzz			No Documents Provided
7	212982131	xx/yy/zzzz	xx/yy/zzzz	10	Data Discrepancy
8	212982566	xx/yy/zzzz			No Documents Provided
9	212982664	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found
10	212982843	xx/yy/zzzz	xx/yy/zzzz	0	No Variance Found